INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

3.           INTANGIBLE ASSETS

Intangible assets consist of patents, and patent applications. Capitalized patent application costs are included with patents. Intangible assets are amortized on a straight-line basis over their estimated useful lives or terms of their agreement, whichever is shorter. The Company wrote off costs related to abandoned patent applications of $17,000 in 2020 and $93,000 in 2019.

Intangible assets at December 31, 2020 and 2019 consist of the following:

	December 31, 2020		December 31, 2019
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortized intangible assets:
Patents	$450,982	$(207,399)	$452,978	$(181,609)

	2020	2019
Aggregate amortization expense:
For the years ended December 31	$25,790	$31,869

Estimated amortization expense for the years ending December 31:

2021	$25,000
2022	25,000
2023	25,000
2024	24,000
2025	24,000
Thereafter	67,000

In connection with a license agreement, the Company has agreed to pay royalties ranging from 3% to 5% on the sales of products subject to the agreement. The Company incurred $8,000 and $10,000 of expense under these agreements during 2020 and 2019, respectively, which are included in selling, general and administrative expenses in the Statements of Operations.